Employee Salaries and Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Salaries And Employee Benefits [Abstract]
Summary of Employee Salaries and Benefit Expenses

For the years ended December 31,	2025	2024
Salaries, Bonuses and Other Short-Term Employee Benefits	1,541	1,526
Pension and Post-Employment Benefits	130	119
Stock-Based Compensation (Note 28)	191	126
Termination Benefits	110	41
	1,972	1,812